Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash on hand	$ 647	$ 1,709
Deposits in banks	94,119,511	14,322,662
Cash	$ 94,120,158	$ 14,324,371